Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2021	2020
Cash	$39,578	$42,880
Cash equivalents	$153,384	$31,745
Cash and cash equivalents	$192,962	$74,625